Schedule I - Condensed Financial Information of Registrant (Parent Company Only)	9 Months Ended
Sep. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant (Parent Company Only)

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

(In thousands, except share and per share data)

	December 31,
	2015	2016
Assets
Current assets:
Cash and cash equivalents	$41,756	$28,677
Marketable securities—current	12,271	8,628
Accounts receivable, net	3,327	2,620
Inventories, net	495	466
Prepaid expenses and other current assets	1,715	2,117

Total current assets	59,564	42,508
Property and equipment, net	4,836	4,039
Investment	487	340
Marketable securities—long-term	1,868	—
Goodwill	32,643	32,638
Intangible assets, net	3,725	5,542
Investment in subsidiary	10,589	14,289
Due from subsidiary	4,812	5,725
Other long-term assets	1,439	1,801

Total assets	$119,963	$106,882

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable (intercompany payable of $906 and $1,027, respectively)	$5,021	$5,641
Accrued expenses	3,628	18,848
Accrued legal liability	450	—
Current portion of contingent consideration	5,974	—
Current portion of long-term debt—related parties	1,064	1,123
Current portion of long-term debt	230	766

Total current liabilities	16,367	26,378
Long-term liabilities:
Deferred compensation	1,463	2,174
Deferred rent	255	904
Deferred income tax liability	457	215
Long-term debt—related parties	1,619	496
Long-term debt	737	—
Convertible bonds	—	14,498
Convertible bonds—related parties	—	16,129
Derivative liability	—	8,795

Total liabilities	20,898	69,589
Stockholders’ equity:
Common stock, par value $0.001 per share, 250,000,000 shares authorized at December 31, 2015 and 2016; 40,330,124, and 42,342,706 issued at December 31, 2015 and 2016, respectively; 39,907,796, and 40,685,786 shares outstanding at December 31, 2015 and 2016, respectively	40	42
Additional paid-in capital	206,679	237,581
Accumulated other comprehensive loss	167	41
Accumulated deficit	(106,760)	(193,827)
Less: treasury stock, at cost; 422,328 shares at December 31, 2015 and 1,656,920 shares at December 31, 2016	(1,545)	(7,406)

Total Athenex, Inc. stockholders’ equity	98,581	36,431
Non-controlling interests	484	862

Total stockholders’ equity	99,065	37,293

Total liabilities and stockholders’ equity	$119,963	$106,882

This statement should be read in conjunction with the notes to the consolidated financial statements included in the Company’s Form S-1

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(In thousands, except share and per share data)

	Year Ended December 31,
	2015	2016
Revenue:
External revenue	$6,015	$8,799
Earnings from subsidiary	6,187	10,348

Total revenue	12,202	19,147

Costs and operating expenses:
Cost of sales	12,412	20,590
Research and development expenses	23,878	60,058
Selling, general, and administrative expenses	25,737	23,501

Total costs and operating expenses	62,027	104,149

Operating loss	(49,825)	(85,002)

Interest expense	193	1,904
Unrealized loss on derivative liability	—	533

Loss before income tax benefit	(50,018)	(87,439)
Income tax expense (benefit)	6	(182)

Net loss	(50,024)	(87,257)
Less: net loss attributable to non-controlling interests	(55)	(191)

Net loss attributable to Athenex, Inc.	$(49,969)	$(87,066)

Unrealized gain (loss) on investment, net of income taxes	91	(33)
Foreign currency translation adjustment, net of income taxes	—	(85)

Comprehensive loss	$(49,878)	$(87,184)

This statement should be read in conjunction with the notes to the consolidated financial statements included in the Company’s Form S-1

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Year Ended December 31,
	2015	2016
Cash flows from operating activities:
Net cash used in operating activities	$(31,219)	$(47,172)
Cash flows from investing activities:
Proceeds from sale of property and equipment	—	335
Purchase of property and equipment	(2,688)	(623)
(Payment) Receipt of refundable deposit	(1,000)	1,000
Payments for licenses	(50)	(2,700)
Acquisition of Polymed, net of cash acquired	(11,076)	—
Acquisition of CDE, net of cash acquired	1,699	—
Investments in and advances to subsidiary	(4,734)	(4,613)
Purchases of marketable securities	(15,787)	(9,750)
Sale of marketable securities	12,615	15,261

Net cash used in investing activities	(21,021)	(1,090)

Cash flows from financing activities:
Proceeds from sale of stock	78,768	8,500
Proceeds from issuance of convertible bonds	—	38,000
Costs incurred related to the sale of stock	(1,013)	(1,538)
Proceeds from exercise of stock options	61	50
Investment from non-controlling interest	539	569
Payment of contingent consideration	—	(3,184)
Repurchase of options and warrants	(79)	—
Repayment of long-term debt	(724)	(1,264)
Purchase of treasury stock	(1,250)	(5,861)

Net cash provided by financing activities	76,302	35,272

Net increase (decrease) in cash and cash equivalents	24,062	(12,990)
Cash and cash equivalents, beginning of period	17,295	41,756
Effect of exchange rate changes on cash and cash equivalents	399	(89)

Cash and cash equivalents, end of period	$41,756	$28,677

This statement should be read in conjunction with the notes to the consolidated financial statements included in the Company’s Form S-1